Document and Entity Information Document	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	ORION PROPERTIES INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-40873
Entity Tax Identification Number	87-1656425
Entity Address, Address Line One	3200 E Camelback Road, Suite 100
Entity Address, City or Town	Phoenix,
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85018
City Area Code	(602)
Local Phone Number	698-1002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ONL
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001873923
Amendment Flag	false